Accounts receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net, Current [Abstract]
Accounts receivable
Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2013 was $27 million (2012: $13 million).

The Company did not recognize any bad debt expense in 2013, 2012, or 2011, but has instead reduced contract revenue for the disputed amounts.